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Xtrackers US Green Infrastructure Select Equity ETF
Xtrackers US Green Infrastructure Select Equity ETF
Investment Objective

Xtrackers US Green Infrastructure Select Equity ETF (the “fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive United States Green Infrastructure ESG Screened Index (the “Underlying Index”).

Fees and Expenses

These are the fees and expenses that you will pay when you buy, hold and sell shares. You may also pay other fees, such as brokerage commissions and other fees to financial intermediaries on the purchase and sale of shares of the fund, which are not reflected in the table and example below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Xtrackers US Green Infrastructure Select Equity ETF
Management fee	0.35%
Other expenses	none	[1]
Total annual fund operating expenses	0.35%
[1]	Because the fund is new, “other expenses” are based on estimated amounts for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of shares of the fund. It also does not include the transaction fees on purchases and redemptions of Creation Units (defined herein), because those fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years
| Xtrackers US Green Infrastructure Select Equity ETF | USD ($)	36	113

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund’s performance.

Since the fund is newly offered, portfolio turnover information is not available.

Principal Investment Strategies

The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Underlying Index, which is comprised of companies that have business exposure in the production, generation, or distribution of green energy or are engaged in the establishment of a sustainable infrastructure to enable the use of renewable energy and that fulfill certain sustainability criteria. Under normal circumstances, the Underlying Index is reconstituted quarterly. The fund changes its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s reconstitution schedule will result in corresponding changes to the fund’s schedule of portfolio changes. Any changes made to the Underlying Index in between scheduled reconstitutions (e.g., in the event of a corporate action) also will result in corresponding changes to the fund’s portfolio.

In constructing the Underlying Index, Solactive AG (“Solactive” or the “Index Provider”) begins with the parent index, the Solactive GBS United States All Cap Index PR (the “Parent Index”), which is designed to track the performance of approximately 100% of the free-float equity market capitalization (i.e., the amount of outstanding shares available for trading by the general public without restriction) in the United States. From the Parent Index, Solactive seeks to identify only those companies that meet the following criteria. Companies must:

i. Be headquartered in the United States;

ii. Have a free-float market capitalization of at least $100 million;

iii. Have a minimum average daily value traded of at least $1 million over 1 month and 6 month time periods; and

iv. Have business exposure in the production, generation, or distribution of green energy or be engaged in the establishment of a sustainable infrastructure to enable the use of renewable energy. This includes the following industries: green mobility (e.g., electric or alternative fuel vehicle manufacturing, charging stations or battery manufacturing), green fuel, green energy, green wholesale power, environmental services and pollution control, as classified by the FactSet Revere Business Industry Classification System (RBICS). FactSet determines business exposure by analyzing revenue streams of companies and classifying them by the industry where they generate the majority of their revenue.

From the companies that meet the above criteria, Solactive uses data from Sustainalytics, a global leader in sustainability research and analysis, to evaluate each company with respect to each of the sustainability criteria described below. Companies are excluded from the Underlying Index if they are determined by Sustainalytics:

■  To be “non-compliant” with the principles of the United Nations Global Compact (“UNGC”). A company is determined to be “non-compliant” if it does not act in accordance with the UNGC principles and their associated standards, conventions, and treaties. Sustainalytics analyzes news reports and other publicly available information to assess a company’s compliance with the normative principles of the UNGC — human rights, labor rights, the environment, and anti-corruption.

■  To have an environmental, social and governance (“ESG”) risk score of 40 or higher.

■   To have involvement in controversial weapons (i.e., chemical biological or nuclear weapons, depleted uranium, cluster munitions and anti-personnel mines), the manufacture of tobacco products, or the manufacture and sale of assault weapons and/or small arms (non-assault weapons) to civilian customers.

■   To derive a specified percentage of revenues from or have a specified ownership interest in another company involved in, as applicable, certain business activities in one the following sectors: tobacco, thermal coal, oil and gas, or conventional weapons.

Sustainalytics reviews publicly available information to determine whether a company is involved in controversial weapons or derives a specified percentage of revenues from or has a specified ownership interest in one of the above sectors.

From the remaining companies that meet the above criteria, Solactive selects the top 50 securities with the highest free-float market capitalization for inclusion in the Underlying Index with a maximum of 10 securities per industry category. If less than 50 companies meet the above criteria, all such securities will be included in the Underlying Index, with a maximum of 10 securities per industry category. Each constituent of the Underlying Index is assigned an equal weight.

The fund uses a full replication indexing strategy to seek to track the Underlying Index. As such, the fund invests directly in the component securities of the Underlying Index in substantially the same weightings in which they are represented in the Underlying Index. If it is not possible for the fund to acquire component securities due to limited availability or regulatory restrictions, the fund may use a representative sampling indexing strategy to seek to track the Underlying Index instead of a full replication indexing strategy. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index when using a representative sampling indexing strategy.

The fund will invest at least 80% of its total assets (but typically far more) in component securities (including depositary receipts in respect of such securities) of the Underlying Index. In addition, the fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by US companies that are classified as “green infrastructure companies” based on the Underlying Index’s criteria as summarized in this Prospectus. The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.

As of April 28, 2023, the Underlying Index consisted of 48 securities, with an average market capitalization of approximately $40.35 billion and a minimum market capitalization of approximately $17.83 billion. As of April 28, 2023, a significant percentage of the Underlying Index was comprised of issuers in the industrials sector (57.87%). The industrials sector includes companies engaged in the manufacture and distribution of capital goods, such as those used in defense, construction and engineering, companies that manufacture and distribute electrical equipment and industrial machinery and those that provide commercial and transportation services and supplies. The fund’s exposure to particular sectors may change over time to correspond to changes in the Underlying Index.

While the fund is currently classified as “non-diversified” under the Investment Company Act of 1940, it may operate as or become classified as “diversified” over time.

The fund or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by Solactive, and Solactive bears no liability with respect to the fund or securities or any index on which the fund or securities are based.

Derivatives. Portfolio management generally may use futures contracts, stock index futures, options on futures, swap contracts and other types of derivatives in seeking performance that corresponds to its Underlying Index and will not use such instruments for speculative purposes.

Securities lending. The fund may lend its portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis. The fund may lend its portfolio securities in an amount up to 33 1/3% of its total assets.

Main Risks

As with any investment, you could lose all or part of your investment in the fund, and the fund’s performance could trail that of other investments. The fund is subject to the main risks noted below, any of which may adversely affect the fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective, as well as numerous other risks that are described in greater detail in the section of this Prospectus entitled “Additional Information About Fund Strategies, Underlying Index Information and Risks” and in the Statement of Additional Information (“SAI”).

Green infrastructure companies risk. The fund will be sensitive to, and its performance will depend to a great extent on, the overall condition of the green or low carbon infrastructure companies. These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity. Green infrastructure-related companies are subject to a variety of factors that may adversely affect their business or operations including high interest costs, costs associated with compliance with and changes in environmental and other regulations, zoning laws, difficulty in raising capital, increased competition, uncertainty concerning the availability of energy, including renewable energy, at reasonable prices, economic conditions and world events, taxation, real estate values, overbuilding and labor relations. Infrastructure-related securities may be issued by companies that are highly leveraged, less creditworthy or financially distressed. The fund’s investments may be dependent on supportive government policies, including tax incentives and subsidies, and the support for such policies may fluctuate over time.

Green energy companies risk. The fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of green or low carbon energy companies. Renewable energy companies may be significantly affected by the competition from new and existing market entrants, obsolescence of technology, short product cycles, production spending, varying prices and profits, commodity price volatility, changes in exchange rates, imposition of import controls, depletion of resources, seasonal weather conditions, technological developments and general economic conditions, market sentiment, fluctuations in energy prices and supply and demand of renewable energy fuels, fluctuations in the price of oil and gas, energy conservation efforts, the success of exploration projects, tax and other government regulations (such as incentives and subsidies) and international political events. Additionally, adverse weather conditions may cause fluctuations in renewable energy generation and adversely affect the cash flows associated with these assets.

Further, renewable energy companies may be subject to risks associated with hazardous materials and can be significantly and adversely affected by legislation resulting in more strict government regulations and enforcement policies and specific expenditures for environmental cleanup efforts. There are also risks associated with a failure to enforce environmental law. If the government reduces environmental regulations or their enforcement, companies that produce products designed to provide a clean environment are less likely to prosper. Renewable energy companies may be more volatile than companies operating in more established industries. If government subsidies and incentives for renewable energy sources are reduced or eliminated, the demand for renewable energy may decline and cause corresponding declines in the revenues and profits of renewable energy companies.

In addition, changes in government policies towards renewable energy technology also may have an adverse effect on the fund’s performance. Furthermore, the fund may invest in the shares of companies with a limited operating history, some of which may never have operated profitably. Investment in young companies with a short operating history is generally riskier than investing in companies with a longer operating history. The fund will carry greater risk and may be more volatile than a portfolio composed of securities issued by companies operating in a wide variety of different or more established industries. This industry is relatively nascent and under-researched in comparison to more established and mature sectors, and should therefore be regarded as having greater investment risk.

Green investing strategy risk. The Underlying Index’s green or low carbon investing focus could cause the fund to perform differently compared to funds that do not have a sustainability focus. The Underlying Index’s green investing focus may result in the fund investing in securities or industry sectors that underperform other securities or underperform the market as a whole. The companies included in the Underlying Index may differ from companies included in other indices that use similar sustainability screens. The fund is also subject to the risk that the companies identified by the Index Provider do not operate as expected when addressing sustainability issues. Regulatory changes or interpretations regarding the definitions and/or use of green criteria could have a material adverse effect on the fund’s ability to implement its green strategy.

Environmental services industry risk. The fund will be sensitive to, and its performance may depend to a greater extent on, the overall condition of the environmental services industry. Companies in the environmental services industry are engaged in a variety of activities related to environmental services and consumer and industrial waste management. These companies may be adversely affected by a decrease in demand for waste disposal, removal or storage of industrial by-products, and the management of associated resources. Competitive pressures may have a significant effect on the financial condition of such companies. These prices may fluctuate substantially over short periods of time so the fund may be more volatile than other types of investments. Environmental services companies must comply with various regulations and the terms of their operating permits and licenses. Failure to comply with or to renew permits and licenses or changes in government regulations can adversely impact their operations. Waste management companies are also affected by demand cycles, world events, increased outsourcing and economic conditions. In addition, these companies are subject to liability for environmental damage claims.

ESG investment strategy risk. The Underlying Index’s ESG methodology, and thus the fund’s investment strategy, limits the types and number of investment opportunities available to the fund and, as a result, the fund may underperform other funds that do not have an ESG focus. The Underlying Index’s ESG methodology may result in the fund investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG standards. The ESG scores used in the Underlying Index’s ESG methodology are based on information that is publicly available and/or provided by the companies themselves or by third parties and such information may be unavailable or unreliable. Additionally, investors may differ in their interpretations of what constitutes positive or negative ESG characteristics of a company. For those reasons, the index provider may be unsuccessful in creating an index composed of companies that exhibit positive ESG characteristics. To the extent that circumstances change between the Underlying Index’s scheduled rebalancing dates, the Underlying Index may include, and the fund may hold for a period of time, securities of companies that do not align with the ESG criteria. The companies identified by the Index Provider as meeting the ESG criteria for the Underlying Index may not be the same companies selected by other index providers for other indices that use similar ESG criteria. The ESG methodology utilized by the Underlying Index, as applied to the sectors represented in the Parent Index, may not exclude as many Parent Index companies from the Underlying Index as other ESG methodologies using alternative criteria and/or application to the broader stock market. Regulatory changes or interpretations regarding the definitions and/or use of ESG criteria could have a material adverse effect on the fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective, as well as the ability of certain classes of investors to invest in funds following an ESG strategy such as the fund. For example, the SEC has proposed disclosure requirements applicable to funds that consider ESG factors. In addition, recent US state actions could prohibit certain state sponsored pension plans or investment funds from investing in certain funds that consider ESG factors.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock’s issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. The market as a whole may not favor the types of investments the fund makes, which could adversely affect a stock’s price, regardless of how well the company performs, or the fund’s ability to sell a stock at an attractive price. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility which could negatively affect performance. To the extent that the fund invests in a particular geographic region, capitalization or sector, the fund’s performance may be affected by the general performance of that region, capitalization or sector.

Market disruption risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The value of the fund’s investments may be negatively affected by adverse changes in overall economic or market conditions, such as the level of economic activity and productivity, unemployment and labor force participation rates, inflation or deflation (and expectations for inflation or deflation), interest rates, demand and supply for particular products or resources including labor, and debt levels and credit ratings, among other factors. Such adverse conditions may contribute to an overall economic contraction across entire economies or markets, which may negatively impact the profitability of issuers operating in those economies or markets. In addition, geopolitical and other globally interconnected occurrences, including war, terrorism, economic or financial crises, uncertainty or contagion, trade disputes, government debt crises (including defaults or downgrades) or uncertainty about government debt payments, public health crises, natural disasters, climate change and related events or conditions have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Adverse market conditions or disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by adverse market conditions or a particular market disruption, the duration and effects may not be the same for all types of assets.

Russia’s recent military incursions in Ukraine have led to, and may lead to, additional sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursions and the resulting sanctions could adversely affect global energy, commodities and financial markets and thus could affect the value of the fund’s investments. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial.

Other market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, which at times has caused significant uncertainty,

market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve including the risk of future increased rates of infection due to significant portions of the population remaining unvaccinated and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic.

Adverse market conditions or particular market disruptions, such as those caused by Russian military action and the COVID-19 pandemic, may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.

Small-sized company risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

Medium-sized company risk. Medium-sized company stocks tend to be more volatile than large company stocks. Because stock analysts are less likely to follow medium-sized companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on medium-sized companies, since they lack the financial resources of larger companies. Medium-sized company stocks are typically less liquid than large company stocks.

Large-sized companies risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies. During different market cycles, the performance of large companies has trailed the overall performance of the broader securities markets.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. This risk can be ongoing for any security that does not trade actively or in large volumes, for any security that trades primarily on smaller markets, and for investments that typically trade only among a limited number of large investors (such as restricted securities). In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk. This may affect only certain securities or an overall securities market.

Although the fund primarily seeks to redeem shares of the fund on an in-kind basis, if the fund is forced to sell underlying investments at reduced prices or under unfavorable conditions to meet redemption requests or other cash needs, the fund may suffer a loss or recognize a gain that may be distributed to shareholders as a taxable distribution. This may be magnified in circumstances where redemptions from the fund may be higher than normal.

Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the fund’s performance. The fund may become more focused in particular industries, asset classes or sectors of the economy as a result of changes in the valuation of the fund’s investments or fluctuations in the fund’s assets, and the fund is not required to reduce such exposures under these circumstances.

Industrials sector risk. To the extent that the fund invests significantly in the industrials sector, the fund will be sensitive to changes in, and the fund’s performance may depend to a greater extent on, the overall condition of the industrials sector. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates.

Passive investing risk. Unlike a fund that is actively managed, in which portfolio management buys and sells securities based on research and analysis, the fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. Because the fund is designed to maintain a high level of exposure to the Underlying Index at all times, portfolio management generally will not buy or sell a security unless the security is added or removed, respectively, from the Underlying Index, and will not take any steps to invest defensively or otherwise reduce the risk of loss during market downturns.

Index-related risk. The fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Underlying Index as published by the index provider. There is no assurance that the Underlying Index provider will compile the Underlying Index accurately, or that the Underlying Index will be determined, composed or calculated accurately. Market disruptions could cause delays in the Underlying Index’s rebalancing schedule. During any such delay, it is possible that the Underlying Index and, in turn, the fund will deviate from the Underlying Index’s stated methodology and therefore experience returns different than those that would have been achieved under a normal rebalancing schedule. Generally, the index provider does not provide any warranty, or accept any liability, with respect to the quality, accuracy or completeness of the Underlying Index or its related data, and does not guarantee that the Underlying Index will be in line with its stated methodology. Errors in the Underlying Index data, the Underlying Index computations and/or the construction of the Underlying Index in accordance with its stated methodology may occur from time to time and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the fund and its shareholders. The Advisor may have limited ability to detect such errors and neither the Advisor nor its affiliates provide any warranty or guarantee against such errors. Therefore, the gains, losses or costs associated with the index provider’s errors will generally be borne by the fund and its shareholders.

Tracking error risk. The fund may be subject to tracking error, which is the divergence of the fund’s performance from that of the Underlying Index. The performance of the fund may diverge from that of the Underlying Index for a number of reasons, including operating expenses, transaction costs, cash flows and operational inefficiencies. The fund’s return also may diverge from the return of the Underlying Index because the fund bears the costs and risks associated with buying and selling securities (especially when rebalancing the fund’s securities holdings to reflect changes in the Underlying Index) while such costs and risks are not factored into the return of the Underlying Index. Transaction costs, including brokerage costs, will decrease the fund’s NAV to the extent not offset by the transaction fee payable by an “Authorized Participant” (“AP”). Market disruptions and regulatory restrictions could have an adverse effect on the fund’s ability to adjust its exposure in order to track the Underlying Index. To the extent that portfolio management uses a representative sampling approach (investing in a representative selection of securities included in the Underlying Index rather than all securities in the Underlying Index), such approach may cause the fund’s return to not be as well correlated with the return of the Underlying Index as would be the case if the fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. In addition, the fund may not be able to invest in certain securities included in the Underlying Index, or invest in them in the exact proportions in which they are represented in the Underlying Index, due to government imposed legal restrictions or limitations, a lack of liquidity in the markets in which such securities trade, potential adverse tax consequences or other reasons. To the extent the fund calculates its net asset value based on fair value prices and the value of the Underlying Index is based on market prices (i.e., the value of the Underlying Index is not based on fair value prices), the fund’s ability to track the Underlying Index may be adversely affected. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. For tax purposes, the fund may sell certain securities, and such sale may cause the fund to recognize a taxable gain or realize a loss and deviate from the performance of the Underlying Index. In light of the factors discussed above, the fund’s return may deviate significantly from the return of the Underlying Index.

Market price risk. Fund shares are listed for trading on an exchange and are bought and sold in the secondary market at market prices. The market prices of shares will fluctuate, in some cases materially, in response to changes in the NAV and supply and demand for shares. As a result, the trading prices of shares may deviate significantly from the NAV during periods of market volatility. The Advisor cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units (defined below), the Advisor believes that large discounts or premiums to the NAV of shares should not be sustained in the long-term. If market makers exit the business or are unable to continue making markets in fund shares, shares may trade at a discount to NAV like closed-end fund shares and may even face delisting (that is, investors would no longer be able to trade shares in the secondary market). Further, while the creation/redemption feature is designed to make it likely that shares normally will trade close to the value of the fund’s holdings, disruptions to creations and redemptions, including disruptions at market makers, APs or market participants, or during periods of significant market volatility, may result in market prices that differ significantly from the value of the fund’s holdings. Although market makers will generally take advantage of differences between the NAV and the market price of fund shares through arbitrage opportunities, there is no guarantee that they will do so. In addition, the securities held by the fund may be traded in markets that close at a different time than the exchange on which the fund’s shares trade. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the shares’ NAV is likely to widen. Further, secondary markets may be subject to irregular trading activity, wide bid-ask spreads and extended trade settlement periods, which could cause a material decline in the fund’s NAV. The fund’s investment results are measured based upon the daily NAV of the fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those APs creating and redeeming shares directly with the fund.

Operational and technology risk. Cyber-attacks, disruptions, or failures that affect the fund’s service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund’s net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund’s operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund’s service providers could impact the ability to conduct the fund’s operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

Non-diversification risk. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Authorized Participant concentration risk. The fund may have a limited number of financial institutions that may act as APs. Only APs who have entered into agreements with the fund’s distributor may engage in creation or redemption transactions directly with the fund (as described in the section of this Prospectus entitled “Buying and Selling Shares”). If those APs exit the business or are unable to process creation and/or redemption orders, (including in situations where APs have limited or diminished access to capital required to post collateral) and no other AP is able to step forward to create and redeem in either of these cases, shares may trade at a discount to NAV like closed-end fund shares and may even face delisting (that is, investors would no longer be able to trade shares in the secondary market).

Geographic focus risk. Focusing investments in a single country or few countries, or regions, involves increased political, regulatory and other risks. Market swings in such a targeted country, countries or regions are likely to have a greater effect on fund performance than they would in a more geographically diversified fund.

Derivatives risk. Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Risks associated with derivatives may include the risk that the derivative is not well correlated with the underlying asset, security or index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund’s exposure to the market and magnify potential losses.

Futures risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return and the potential loss from futures can exceed the fund’s initial investment in such contracts.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Securities lending risk. Securities lending involves the risk that the fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A delay in the recovery of loaned securities could interfere with the fund’s ability to vote proxies or settle transactions. Delayed settlement may limit the ability of the fund to reinvest the proceeds of a sale of securities or prevent the fund from selling securities at times that may be appropriate to track the underlying index. The fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities, or a decline in the value of any investments made with cash collateral or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the securities.

Past Performance
When performance information is available it can show how a fund’s returns vary from year to year and can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results.